Loss per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Loss per Share [Abstract]
Net loss	$ (21,058)	$ (3,235)	$ (24,623)
Weighted average common shares outstanding - basic (in shares)	2,507,087	2,389,719	1,370,200
Net loss per common share - basic (in dollars per share)	$ (8.40)	$ (1.35)	$ (17.97)